Land Use Right	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
LAND USE RIGHT

Note 8 — LAND USE RIGHT

The Company carries its land use right at cost less accumulated amortization. All land in China is government owned and cannot be sold to any individual or company. However, the government grants the user a "land use right" (the "Right") to use the land. The Company has the Right to use the land for 25 years and amortizes the Right on a straight-line basis over the period of 25 years. The amortization expense was $61,025, $55,048 and $55,990 for the years ended December 31, 2018, 2017and 2016, respectively.

	December 31, 2018	December 31, 2017
Land use right	$1,352,629	$1,429,142
Less: accumulated amortization	(383,290)	(342,994)
Land use right, net	$969,339	$1,086,148

The estimated future amortization expense is as follows:

Year ending December 31,
2019	$57,166
2020	57,166
2021	57,166
2022	57,166
2023	57,166
Thereafter	710,051
Total estimated future amortization expenses	$995,881